Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

15. Related Party Transactions

For the years ended December 31, 2011 and 2012, the Group entered into the following material related party transactions:

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Purchase of goods	2,352,164	6,310,308	6,663,431

Details of those material related party transactions provided in the table above are as follows:

(a)                                 Amounts due from related parties

Amounts due from related parties as of December 31, 2011 and 2012 amounted to $2,101,853 and $177,237 respectively are prepayments related to purchases of goods from the entities controlled by shareholders of the Company.

(b)                                Amounts due to related parties

Amounts due to related parties are made up by shareholder loans and amounts due to companies controlled by shareholders.

Shareholders provided loans to the Group, which are mainly used for working capital purposes. The outstanding loan balances due to shareholders as of December 31, 2011 and 2012 amounted to $2,948,446 and $789,700 respectively, were unsecured, interest free and repayable on demand. The shareholder loan amount of $578,809 and $789,700 as of December 31, 2011 and 2012 respectively was mainly funded by the Chairman.

The amounts due to companies controlled or significantly influenced by shareholders as of December 31, 2011 and 2012 amounted to $849,062 and $546,056 respectively, and were unsecured and interest free. These amounts are all related to purchases of goods from companies controlled by shareholders.